Commitments - Letters of credit (Detail) R$ in Thousands, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)
Letters of credit [Abstract]
Letter of credit issuance	$ 522	R$ 2,713,794	$ 529	R$ 2,134,186
Bank guarantees amount		R$ 38,270		R$ 50,432